Expense Example, No Redemption - Defiance Drone and Modern Warfare ETF - Defiance Drone and Modern Warfare ETF Class	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221